Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

April 30, 2010

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C.  20549

Re: Sun Capital Advisers Trust (the “Trust”) (File Nos. 333-59093; 811-08879)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder; (2) the Investment Company Act of 1940, as amended (the “1940 Act”); and (3) Rule 101(a) of Regulation S-T, is post-effective amendment No. 26 (amendment No. 27 under the 1940 Act) to the Trust’s registration statement on Form N-1A (the “Amendment”).  The Amendment includes the Trust’s Initial Class Prospectus, Service Class Prospectus, combined Statement of Additional Information (“SAI”), Part C and exhibits.  The persons specified in Section 6(a) of the 1933 Act have signed the Amendment on behalf of the Trust and, pursuant to Rule 302 under Regulation S-T, the Trust will retain the manually executed copy of the Amendment.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act and is intended to become effective on May 1, 2010.  The Amendment is being filed for the purposes of:  (i) responding to comments from the staff of the Securities and Exchange Commission (the “Commission”) relating to the Trust’s previously filed registration statement, which was filed with the Commission on February 26, 2010 (SEC Accession No. 0000745544-10-000291) pursuant to Rule 485(a) under the 1933 Act; (ii) adding required updated financial statements, performance data, expense information and other required disclosure to the prospectuses and SAI; and (iii) making certain other nonmaterial changes to the Trust’s registration statement.  Attached is a letter from Dechert LLP, counsel to the Trust, representing that the Amendment does not contain disclosure that would make it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

Document #: 185689  Version:v1

Securities and Exchange Commission
April 30, 2010

If you have any questions or comments concerning the Amendment, please call Kathryn S. Cohen, Esq. at (617) 728-7165 or Christopher P. Harvey, Esq. at (617) 728-7167, counsel to the Trust.

Sincerely,

/s/ Maura A. Murphy

Maura A. Murphy, Esq.

Enclosures

cc:           Rebecca Marquigny, Esq. (SEC Division of Investment Management)
Christopher P. Harvey, Esq.
Kathryn S. Cohen, Esq.

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